Significant Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant Related Party Transactions
34	SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)	Related parties with control relationship
Information of the parent company is as follows:

Name	Location of registration	Principal business	Relationship with the Company	Nature of ownership	Legal representative
CLIC	Beijing, China	Insurance services including receipt of premiums and payment of benefits in respect of the in-force life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.	Immediate and ultimate holding company	State-owned	Bai Tao (the change of registration with the department in charge of industrial and commercial administration is in progress)

(b)	Subsidiaries
Refer to Note 34(f) for the basic and related information of subsidiaries.

(c)	Associates and joint ventures
Refer to Note 9 for the basic and related information of associates and joint ventures.

(d)	Other related parties

Significant related parties	Relationship with the Company
China Life Real Estate Co., Limited (“CLRE”)	Under common control of CLIC
China Life Insurance (Overseas) Company Limited (“CL Overseas”)	Under common control of CLIC
China Life Investment Management Company Limited (Formerly known as “China Life Investment Holding Company Limited”)(“CLI”)	Under common control of CLIC
China Life Ecommerce Company Limited (“CL Ecommerce”)	Under common control of CLIC
China Life Healthcare Investment company limited (“CLHI”)	Under common control of CLIC
China Life Enterprise Annuity Fund (“EAP”)	A pension fund jointly set up by the Company and others

(e)	Registered capital of related parties with control relationship and changes during the year

Name of related party	As at 31 December 2020 million	Increase million	Decrease million	As at 31 December 2021 million
CLIC	RMB4,600	—	—	RMB4,600
AMC	RMB4,000	—	—	RMB4,000
China Life Pension Company Limited (“Pension Company”)	RMB3,400	—	—	RMB3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited (“Suzhou Pension Company”)	RMB1,991	190	—	RMB2,181
CL AMP	RMB1,288	—	—	RMB1,288
CL Wealth	RMB200	—	—	RMB200
Shanghai Rui Chong Investment Co., Limited (“Rui Chong Company”)	RMB6,800	—	700	RMB6,100
China Life (Beijing) Health Management Co., Limited (“CL Health”)	RMB1,530	—	—	RMB1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited (“Franklin Shenzhen Company”)	USD2	—	—	USD2
Xi’an Shengyi Jingsheng Real Estate Co., Ltd. (“Shengyi Jingsheng”)	RMB1,131	—	—	RMB1,131
Dalian Hope Building Company Ltd. (“Hope Building”)	RMB484	—	—	RMB484
The table above does not include the partnerships and the subsidiaries which were not set up or invested in Mainland China that having control relationship with the Group. These partnerships and subsidiaries do not have related information about registered capital.

(f)	Percentages of holding of related parties with control relationship and changes during the year

	As at 31 December 2020				As at 31 December 2021
Shareholder	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
CLIC	RMB19,324	68.37%	—	—	RMB19,324	68.37%

	As at 31 December 2020				As at 31 December 2021
Subsidiaries	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
AMC	RMB1,680	60.00% directly	—	—	RMB1,680	60.00% directly
Pension Company	RMB2,746	74.27% directly and indirectly	—	—	RMB2,746	74.27% directly and indirectly
China Life Franklin Asset Management Company Limited (“AMC HK”)	HKD130	50.00% indirectly	—	—	HKD 130	50.00% indirectly
Suzhou Pension Company	RMB1,991	100.00% directly	190	—	RMB 2,181	100.00% directly
CL AMP	RMB1,095	85.03% indirectly	—	—	RMB 1,095	85.03% indirectly
CL Wealth	RMB200	100.00% indirectly	—	—	RMB 200	100.00% indirectly
Golden Phoenix Tree Limited	—	100.00% directly	—	—	—	100.00% directly

(f)	Percentages of holding of related parties with control relationship and changes during the year (continued)

Subsidiaries	As at 31 December 2020				As at 31 December 2021
	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
King Phoenix Tree Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Rui Chong Company	RMB6,800	100.00% directly	—	700	RMB 6,100	100.00% directly
New Aldgate Limited	RMB1,167	100.00% directly	—	—	RMB 1,167	100.00% directly
Glorious Fortune Forever Limited	—	100.00% directly	—	—	—	100.00% directly
CL Hotel Investor, L.P.	RMB95	100.00% directly	190	—	RMB 285	100.00% directly
Golden Bamboo Limited	RMB1,993	100.00% directly	—	—	RMB 1,993	100.00% directly
Sunny Bamboo Limited	RMB1,876	100.00% directly	—	—	RMB 1,876	100.00% directly
Fortune Bamboo Limited	RMB2,435	100.00% directly	—	—	RMB 2,435	100.00% directly
China Century Core Fund Limited	USD1,125	100.00% indirectly	—	—	USD 1,125	100.00% indirectly
CL Health	RMB1,530	100.00% directly	—	—	RMB 1,530	100.00% directly
Franklin Shenzhen Company	USD2	100.00% indirectly	—	—	USD 2	100.00% indirectly
Guo Yang Guo Sheng	RMB2,835	89.997% directly	—	—	RMB 2,835	89.997% directly
New Capital Wisdom Limited	—	100.00% indirectly	—	—	—	100.00%indirectly
New Fortune Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Wisdom Forever Limited Partnership	USD452	100.00% indirectly	—	—	USD 452	100.00% indirectly
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Jiu”)	RMB571	99.98% directly	—	—	RMB 571	99.98% directly
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Pin”)	RMB571	99.98% directly	—	—	RMB 571	99.98% directly
Shanghai Wansheng Industry Partnership (Limited Partnership) (“Shanghai Wansheng”)	RMB4,012	99.98% directly	12	—	RMB 4,024	99.98% directly
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) (“Bai Ning”)	RMB1,680	99.98% directly	—	—	RMB 1,680	99.98% directly
Hope Building	RMB484	100.00% indirectly	—	—	RMB 484	100.00% indirectly
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianfu”)	RMB533	99.98% directly	15	—	RMB 548	99.98% directly

(f)	Percentages of holding of related parties with control relationship and changes during the year (continued)

	As at 31 December 2020				As at 31 December 2021
Subsidiaries	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianyi”)	RMB 533	99.98% directly	15	—	RMB 548	99.98% directly
Shengyi Jingsheng	RMB 1,063	100.00% indirectly	30	—	RMB 1,093	100.00%indirectly
CBRE Global Investors U.S. Investments I, LLC (“CG Investments”)	RMB 3,660	99.99% directly	451	—	RMB 4,111	99.99% directly
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“CL Guang De”)	RMB 295	99.95% directly	321	—	RMB 616	99.95% directly
Beijing China Life Pension Industry Investment Fund (Limited Partnership) (“CL Pension Industry”)	RMB 9	99.90% directly	495	—	RMB 504	99.90% directly
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“CL Qihang Fund l”)	RMB 1	99.99% directly	6,064	—	RMB 6,065	99.99% directly
China Life Xing Wan (Tianjin) Enterprise Management Partnership (Limited Partnership) (“CL Xing wan”) (i)	—	—	3,865	—	RMB 3,865	99.98% indirectly
China Life Insurance Sales Company Limited (“CL Sales”)(ii)	—	—	—	—	—	90.81% directly
China Life (Hangzhou) Hotel Company Limited (“CL Hangzhou Hotel”)(i)	—	—	65	—	RMB 65	99.99% indirectly
China Life Jiayuan (Xiamen) Health Management Company Limited (“CL Jiayuan”)(i)	—	—	300	—	RMB 300	99.99% indirectly

(i)	CL Xing Wan, CL Hangzhou Hotel and CL Jiayuan were newly included in the consolidated financial statements of the Group for the year ended 31 December 2021.

(ii)
For the year ended 31 December 2021, the Company injected capital of RMB 500 million to
CL
Sales, a wholly owned subsidiary of CLIC, and acquired 90.81% of the shareholders’ equity. Both parties are under common control by CLIC which is not transitory before and after the combination. Therefore, this is a business combination under common control. The financial statement
s
of the Group
were
restated based on the financial statement
s
as at 31 December 2021 obtained from the merged party on the date of combination.

(g)	Transactions with significant related parties

			For the year ended 31 December
	Notes		2021 RMB million	2020 RMB million

Transactions with CLIC and its subsidiaries
CLIC
Distribution of dividends from the Company and AMC to CLIC			12,663	14,253
Policy management fee received from CLIC	(i ) (vii	)	554	564
Asset management fee received from CLIC	(ii.a	)	156	125

CLP&C
Agency fee received from CLP&C	(iii ) (vii	)	1,634	2,289
Dividend s from CLP&C (Note 9)			214	271
Rental and a service fee received from CLP&C			78	54
Asset management fee received from CLP&C	(ii.c	)	52	41
CLI
Payment of asset management fee to CLI	(ii.d ) (vii	)	588	651
Payment of real estate purchase to CLI			103	135
Property leasing expenses charged by CLI			52	71
CLHI
Payment of a operation management service fee to CLHI	(vi	)	112	106
CL Overseas
Asset management fee received from CL Overseas	(ii.b	)	79	73
Transactions with associates and joint ventures
CGB
Interest on deposits received from CGB			3,268	2,938
Dividend s from CGB (Note 9)			662	550
Commission expenses charged by CGB	(iv	)	190	189
Rental fee received from CGB			145	124
Insurance premium received from CGB			88	3
Sino-Ocean
Dividend s from Sino-Ocean (Note 9)			271	178
Interest of corporate bonds received from Sino-Ocean			17	26
Transaction between other associates and joint ventures and the Group
Dividends from other associates and joint ventures (Note 9)			3,333	4,254
Transaction between EAP and the Group
Contribution to EAP			1,357	1,140
Transactions between other subsidiaries and the Company
Payment of an asset management fee
Payment of an asset management fee to AMC	( ii.e) (vii	)	2,742	2,089
Payment of an asset management fee to AMC HK	(ii.f	)	15	18
Dividends from subsidiaries
Dividends from AMC			432	220
Dividends from Pension Company			127	—
Dividends from other subsidiaries			738	301
(g)	Transactions with significant related parties

Agency fee received
Agency fee received from Pension Company for entrusted sales of annuity funds and other businesses	(v	)	70	57
Rental received
Rental received from Pension Company			70	68
Capital increase in subsidiaries
Capital contribution to China Life Qihang Fund I			6,064	—
Capital contribution to CL Pension Industry			495	—
Capital contribution to CG Investments			451	—
Capital contribution to CL Guang De			321	285
Capital contribution to CL Hotel Investors, L.P.			190	95
Capital contribution to Suzhou Pension Company			190	205
Capital contribution to Yuanxiang Tianfu			15	—
Capital contribution to Yuanxiang Tianyi			15	—
Capital contribution to Shanghai Wansheng			12	12
Capital reduction of subsidiaries
Capital reduction from Rui Chong			700	—
Transactions between the consolidated structured entities and the Company
Distribution of profits from the consolidated structured entities to the Company			15,947	14,429
Notes:

(i)
On 26 December 2017, the Company and CLIC renewed a renewable insurance agency agreement, effective from 1 January 2018 to 31 December 2020. The Company performs its duties of insurance agents in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable
policies. The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.0 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income. On 31 December 2020, the Company and the CLIC renewed the insurance agency agreement. This agreement is effective from 1 January 2021 to 31 December 2021.

(ii.a)
In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a seasonal basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard
products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard
products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. The annual rate of the basic service fee has been changed from 0.05% to 0.08%, and the other terms mentioned above remain unchanged.

(ii.b)
In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.

(g)	Transactions with significant related parties (continued)
Notes (continued):

(ii.c)
On 10 February 2021, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2021 to 31 December 2023. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.

(ii.d)
On 31 December 2018, the Company and CLI renewed a management agreement of alternative investment of insurance funds, effective from 1 January 2019 to 31 December 2020. The agreement shall be automatically renewed for one year unless either party gives written notice to the other party not to renew it 90 business days prior to the expiration of this agreement. On 1 January 2021, the agreement was automatically renewed for one year. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of equities, real estate and related financial products, and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee and a performance related bonus based on the agreement. For fixed-income projects, the management fee rate was between 0.05% and 0.6% according to different ranges of returns; for non-fixed-income
projects, the management fee rate for invested projects was 0.3%, the management fee rates for newly signed projects were between 0.05% and 0.3% according to CLI’s involvement in project management and the performance-related bonus is based on the internal return rate upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income
projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.

(ii.e)
On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The fixed annual service fee was calculated and payable on a seasonal basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. The calculation method of the fixed annual service fee has been changed from five ten thousandths of the net value of the total investment assets to daily accrued fixed service fee by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360. The other terms above remain unchanged. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.

(ii.f)
On 31 December 2018, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2019 to 31 December 2021. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a seasonal basis and the maximum investment management fee paid annually is RMB30 million. The management fee rate for financial products, such as investment plans, project asset-backed plans, customised products and insurance asset management products, set up by AMC HK in the industry permitted by regulatory policies, is set according to contractual terms. The management fee rate for the directive investment operation of term deposits, common stocks, funds, financial products and other investment products, universal account
B-2
and entrusted assets account alike was 0.02%; the management fee rate for unlisted equity investment was 0.3%; the management fee rate for customised investment portfolio was agreed upon the management fee of market-oriented entrusted investment. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.

(iii)
On 31 January 2018, the Company and CLP&C signed an insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021. On 20 February 2021, CLP&C and the Company renewed the agreement, effective for two years, from 8 March 2021 to 7 March 2023.

(g)	Transactions with significant related parties (continued)
Notes (continued):

(iii)
CLP&C and
CL
Sales signed the Strategic Cooperation Agreement on
2
2
July 2019. According to the agreement,
CL Sales
, as an agent of insurance products, provides intermediary services for CLP&C. The two parties determine the specific commissions and the standard of sales management fee through fair negotiation, based on the local market price and the paid- in premium which exclude value-added tax and deducte the premium from batch reduction. This agreement is valid for three years, from 22 July 2019 to 21 July 2022.

(iv)
On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022.

On 28 December 2018, the Company and CGB signed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for two years from 1 January 2019, with an automatic one-year
renewal if no objections were raised by either party upon expiry.

(v)
On 1 January 2019, the Company and Pension Company renewed an entrusted agency agreement for pension business acted by life business. The agreement is effective from 1 January 2019 to 31 December 2021. The business means that Pension Company entrusted the Company to sell enterprise annuity funds, pension security business, occupational pension business and the third-party asset management business. The commissions agreed upon in the agreement include the daily business commissions and the annual promotional plans commissions. According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management services, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), decreasing annually. The commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity and third-party asset management business are in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.

(vi)
On 25 November 2020, the Company and CLHI signed a new aged-care projects management service agreement, effective from 1 January 2020 to 31 December 2021. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a seasonal basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.7%.

(vii)
These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.

(h)	Amounts due from/to significant related parties
The following table summarises the balances due from and to significant related parties. The balances of the Group are all unsecured. The balances of the Group are non-interest-bearing
and have no fixed repayment dates except for deposits with CGB, wealth management products and other securities of CGB, and corporate bonds issued by Sino-Ocean.

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
The resulting balances due from and to significant related parties of the Group
Amount due from CLIC	342	348
Amount due from CL Overseas	59	43
Amount due from CLP&C	258	251
Amount due to CLP&C	(17)	(22)
Amount due from CLI	51	32
Amount due to CLI	(445)	(447)
Amount due from CLRE	2	2
Amount due to CLHI	(40)	(38)
Amount deposited with CGB	69,148	71,419
Wealth management products and other financial instruments of CGB	8,384	603
Amount due from CGB Note	9,138	1,240
Amount due to CGB	(80)	(51)
Corporate bonds of Sino-Ocean	356	361
Amount due from Sino-Ocean	7	7
Amount due from CL Ecommerce	3	12
Amount due to CL Ecommerce	(15)	(17)
The resulting balances due from and to subsidiaries of the Company
Amount due to AMC	(717)	(1,293)
Amount due to AMC HK	(8)	(8)
Amount due from Pension Company	46	39
Amount due to Pension Company	(114)	(43)
Amount due from Rui Chong Company	604	114
Note:
Board of directors of the
C
ompany approved and announced on 26 May 2021 to subscribe 918,578,836 shares of Guangfa Bank’s additional stock issue at RMB 8.7364 per share, amounted to RMB 8,025 million. As at 31 December 2021, the
C
ompany has finished the capital injection to Guangfa Bank and was awaiting the final regulatory approval. Therefore the capital contribution was recorded as other account receivable.

(i)	Key management personnel compensation

	For the year ended 31 December
	2021	2020
	RMB million	RMB million
Salaries and other benefits	15	28

The total compensation package for the Company’s key management personnel has not yet been finalised in accordance with regulations of the relevant PRC authorities. The compensation listed above is the tentative payment.
(j)	Transactions with state-owned enterprises
Under IAS 24
Related Party Disclosures
(“IAS 24”), business transactions between state-owned enterprises controlled by the PRC government are within the scope of related party transactions. CLIC, the ultimate holding company of the Group, is a state-owned enterprise. The Group’s key business is insurance and investment related and therefore the business transactions with other state-owned enterprises are primarily related to insurance and investment activities. The related party transactions with other state-owned enterprises were conducted in the ordinary course of business. Due to the complex ownership structure, the PRC government may hold indirect interests in many companies. Some of these interests may, in themselves or when combined with other indirect interests, be controlling interests which may not be known to the Group. Nevertheless, the Group believes that the following captures the material related parties and has applied IAS 24 exemption and disclosed only qualitative information.
As at 31 December 2021, most of the bank deposits of the Group were with state-owned banks; the issuers of corporate bonds and subordinated bonds held by the Group were mainly state-owned enterprises. For the year ended 31 December 2021, a large portion of group insurance business of the Group was with state-owned enterprises; the majority of bancassurance commission charges were paid to state-owned banks and postal offices; and the majority of the reinsurance agreements of the Group were entered into with a state-owned reinsurance company.